Share-based payment Arrangement - Summary of Inputs Used in Binomial Option Pricing Model (Detail) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) yr ₩ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2023 KRW (₩)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per-share fair value of the option | ₩		₩ 12,835	₩ 10,813
Series 5 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.65%
Estimated option's life | yr	7
Share price (Closing price on the preceding day)	₩ 53,500
Expected volatility	15.30%
Expected dividends yield	6.62%
Exercise price	₩ 38,452
Per-share fair value of the option | ₩	₩ 15,048
Series 5 [member] | SK Square Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.52%
Estimated option's life | yr	7
Share price (Closing price on the preceding day)	₩ 34,900
Expected volatility	8.10%
Expected dividends yield	5.70%
Exercise price	₩ 38,452
Per-share fair value of the option | ₩	₩ 192
Series 6 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.43%
Estimated option's life | yr	5
Share price (Closing price on the preceding day)	₩ 53,500
Expected volatility	15.30%
Expected dividends yield	6.62%
Exercise price	₩ 50,276
Per-share fair value of the option | ₩	₩ 3,394
Series 6 [member] | SK Square Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.55%
Estimated option's life | yr	5
Share price (Closing price on the preceding day)	₩ 49,800
Expected volatility	25.70%
Expected dividends yield	4.00%
Exercise price	₩ 50,276
Per-share fair value of the option | ₩	₩ 8,142
Series 7-1 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.02%
Estimated option's life | yr	7
Share price (Closing price on the preceding day)	₩ 53,500
Expected volatility	15.30%
Expected dividends yield	6.62%
Exercise price	₩ 56,860
Per-share fair value of the option | ₩	₩ 2,520
Series 7-2 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.64%
Estimated option's life | yr	5
Share price (Closing price on the preceding day)	₩ 53,500
Expected volatility	15.30%
Expected dividends yield	6.62%
Exercise price	₩ 56,860
Per-share fair value of the option | ₩	₩ 1,518
PSU of SK Telecom Co., Ltd [member] | Equity-settled share-based payment arrangement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.30%	3.26%
Estimated option's life | yr	3
Share price (Closing price on the preceding day)	₩ 54,100	₩ 48,500
Expected volatility	15.90%	18.67%
Expected dividends yield	5.40%	4.90%
Per-share fair value of the option | ₩	₩ 25,920	₩ 27,525